UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177581
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 21	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 691	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
December 31, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on December 31, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated December 31, 2015
to the following prospectus(es):
Nationwide DestinationSM All American Gold 2.0, Nationwide DestinationSM [B] 2.0, Nationwide DestinationSM [EV] 2.0, Nationwide DestinationSM [L] 2.0, Nationwide DestinationSM Navigator 2.0, and Waddell & Reed Advisors Select Preferred AnnuitySM 2.0 prospectus dated May 1, 2015
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following changes are made your prospectus:
1.	For contracts with applications signed on or after February 1, 2016, there are updates to the Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider.
2.	For contracts with applications signed on or after February 1, 2016, there are updates to the Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture Option.
3.	For contracts with applications signed on or after February 1, 2016, there are updates to the Lifetime Withdrawal Percentages for the Joint Option for the 7% Nationwide Lifetime Income Rider.
4.	For contracts with applications signed on or after February 1, 2016, there are updates to the Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Capture Option.
Accordingly, the following changes apply to your prospectus:
1.	The fourth and fifth paragraphs of the "Lifetime Withdrawals" subsection of the "7% Nationwide Lifetime Income Rider" section are deleted in their entirety and replaced with the following:
For contracts with applications signed on or after February 1, 2016, the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.25%	4.25%	5.25%	5.75%	6.25%
For contracts with applications signed on or after August 1, 2015, and before February 1, 2016, the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.15%	4.15%	5.15%	5.65%	6.15%
For contracts with applications signed before August 1, 2015, the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
2.	The fourth and fifth paragraphs of the "Lifetime Withdrawals" subsection of the "Nationwide Lifetime Income Capture Option" section are deleted in their entirety and replaced with the following:
For contracts with applications signed on or after February 1, 2016, the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.25%	4.25%	5.25%	5.75%	6.25%
1

For contracts with applications signed on or after August 1, 2015, and before February 1, 2016, the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.15%	4.15%	5.15%	5.65%	6.15%
For contracts with applications signed before August 1, 2015, the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	5.50%	6.00%
3.	The tenth and eleventh paragraphs of the "Lifetime Withdrawals" subsection of the "Nationwide Lifetime Income Capture Option" section are deleted in their entirety and replaced with the following:
For contracts with applications signed on or after February 1, 2016, the Attained Age Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (on the Option Anniversary)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.25%	4.25%	5.25%	5.75%	6.25%
For contracts with applications signed on or after August 1, 2015, and before February 1, 2016, the Attained Age Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (on the Option Anniversary)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.15%	4.15%	5.15%	5.65%	6.15%
For contracts with applications signed before August 1, 2015, the Attained Age Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (on the Option Anniversary)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	5.50%	6.00%
4.	The third, fourth, and fifth paragraphs of the "Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)" section are deleted in their entirety and replaced with the following:
For contracts with applications signed on or after February 1, 2016, if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	5.50%	6.00%
For contracts with applications signed on or after August 1, 2015, and before February 1, 2016, if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.90%	4.90%	5.40%	5.90%
For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), and for contracts with applications signed before August 1, 2015, if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
2

For contracts issued before January 14, 2013, or the date of state approval (whichever is later), if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.50%	4.50%	5.50%
5.	The fifth and sixth paragraphs of the "Joint Option for the Nationwide Lifetime Income Capture Option" section are deleted in their entirety and replaced with the following:
For contracts with applications signed on or after February 1, 2016, if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	5.50%	6.00%
For contracts with applications signed on or after August 1, 2015, and before February 1, 2016, if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.90%	4.90%	5.40%	5.90%
For contracts with applications signed before August 1, 2015, if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.25%	5.75%
6.	The ninth and tenth paragraphs of the "Joint Option for the Nationwide Lifetime Income Capture Option" section are deleted in their entirety and replaced with the following:
For contracts with applications signed on or after February 1, 2016, if the Joint Option is elected the Attained Age Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (on the Option Anniversary)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	5.50%	6.00%
For contracts with applications signed on or after August 1, 2015, and before February 1, 2016, if the Joint Option is elected the Attained Age Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (on the Option Anniversary)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.00%	3.90%	4.90%	5.40%	5.90%
For contracts with applications signed before August 1, 2015, if the Joint Option is elected the Attained Age Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (on the Option Anniversary)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.25%	5.75%
7.	The "Legal Proceedings" section of your prospectus is revised to include the following immediately prior to the last sentence of the fourth paragraph of the "Nationwide Life Insurance Company" subsection:
The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members.
3

Incorporation by Reference
The prospectus supplements dated May 14, 2015, June 29, 2015, July 13, 2015, August 18, 2015, August 19, 2015, and December 28, 2015, and the prospectus and statement of additional information and Part C that were effective May 1, 2015, previously filed with the Commission under SEC file No. 333-177581, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on December 31, 2015.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on December 31, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact